Securities (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available for sale securities, Fair Value
Available for sale securities, Less than 12 Months, Fair Value	$ 9,015	$ 8,470
Available for sale securities, 12 Months or More, Fair Value	975
Available for sale securities, Total, Fair Value	9,990	8,470
Available for sale securities, Unrealized Losses
Available for sale securities, Less than 12 Months, Unrealized Losses	52	232
Available for sale securities, 12 Months or More, Unrealized Losses	27
Available for sale securities, Total, Unrealized Losses	79	232
Corporate securities [Member]
Available for sale securities, Fair Value
Available for sale securities, Less than 12 Months, Fair Value		1,772
Available for sale securities, 12 Months or More, Fair Value	975
Available for sale securities, Total, Fair Value	975	1,772
Available for sale securities, Unrealized Losses
Available for sale securities, Less than 12 Months, Unrealized Losses		217
Available for sale securities, 12 Months or More, Unrealized Losses	27
Available for sale securities, Total, Unrealized Losses	27	217
Mortgage-backed securities [Member]
Available for sale securities, Fair Value
Available for sale securities, Less than 12 Months, Fair Value	9,015	6,698
Available for sale securities, 12 Months or More, Fair Value
Available for sale securities, Total, Fair Value	9,015	6,698
Available for sale securities, Unrealized Losses
Available for sale securities, Less than 12 Months, Unrealized Losses	52	15
Available for sale securities, 12 Months or More, Unrealized Losses
Available for sale securities, Total, Unrealized Losses	$ 52	$ 15